Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Liability [Abstract]
Schedule of Derivative Liability

The following is a summary of the assumptions used in calculating the estimated fair value of such derivative liability as of December 31, 2023:

December 31, 2023
Range of assumed years of company sale transaction	2024 to 2026
Range of probability weights of a company sale transaction occurring in a given year	15% – 35%
Overall probability of company sale transaction occurring at any point in the future	26%
Discount rate applied to company sale transaction scenarios	35%
Discount rate for business valuation utilized in company sale transaction scenarios	10%